Related Party Transactions - Significant Related Party Transactions and Outstanding Balances with Related Parties (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Ultimate Parent Company [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction		Advertising service	[1]	Advertising service	[2]	Advertising service	[3]
Transaction amount		¥ 694		¥ 663		¥ 518
Outstanding receivable balances	[4]	¥ 192		¥ 184		¥ 108
Ultimate Parent Company [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction	[5]	Underwrite of convertible Bonds	[6]	Underwrite of convertible bonds
Transaction amount				¥ 74,989
Outstanding payable balances	[4]	¥ (72,114)		¥ (71,901)
Subsidiary of ultimate parent company [member] | NAVER Business Platform Corp. [member]
Disclosure of transactions between related parties [line items]
Transaction		IT Infrastructure service and related development service		Operating expenses		Operating expenses
Transaction amount		¥ 8,490		¥ 8,566		¥ 8,475
Outstanding payable balances	[4]	¥ (937)		¥ (883)		¥ (976)
Associates [member] | Snow Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction	[7]					Transfer of camera application business
Transaction amount						¥ 10,651
Director joongho shin [member]
Disclosure of transactions between related parties [line items]
Transaction	[8]					Exercise of stock options
Transaction amount						¥ 6,922
Director hae jin lee [member]
Disclosure of transactions between related parties [line items]
Transaction	[8]					Exercise of stock options
Transaction amount						¥ 1,917

[1]	LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 694 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2019.
[2]	LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 663 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2018.
[3]	LINE Plus Corporation and NAVER entered into an agreement for exchange of services in which LINE Plus Corporation provides advertising services via the LINE platform and the right to use certain LINE characters in exchange for NAVER’s advertising services for LINE Plus via NAVER’s web portal. The Group generated advertising revenues of 518 million yen in connection with the advertising services provided to NAVER for the year ended December 31, 2017.
[4]	The receivable and payable amounts outstanding are unsecured and will be settled in cash.
[5]	During the year ended December 31, 2018, the Group issued Euro-yen convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER, amounted to 37,494.5 million yen (Zero coupon convertible bonds due 2023) and 37,494.5 million yen (Zero coupon convertible bonds due 2025). The amount shown for the outstanding payable balance is the liability measured at amortized cost as of December 31, 2018 excluding the equity components. Refer to Note 15 Financial assets and financial liabilities for further detail.
[6]	During the year ended December 31, 2019, the Group issued Euro-yen convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER, amounted to 37,494.5 million yen (Zero coupon convertible bonds due 2023) and 37,494.5 million yen (Zero coupon convertible bonds due 2025). The amount shown for the outstanding payable balance is the liability measured at amortized cost as of December 31, 2019 excluding the equity components. Refer to Note 15 Financial assets and financial liabilities for further detail.
[7]	In May, 2017, LINE Plus Corporation transferred its camera application business to Snow Corporation. In exchange for the transfer of the business, LINE Plus Corporation received 208,455 newly issued common shares of Snow Corporation, and the transaction amount represents the fair value of the newly issued common shares received on the transaction date. Refer to Note 20 Supplemental Cash Flow Information for further details.
[8]	Stock options which had been issued with resolution at the meeting of board of director on December 17, 2012 and January 30, 2015, have been exercised. The transaction amount includes the amount paid in by exercising stock options during the year ended December 31, 2017.